LONG-TERM DEBT - Terms and Conditions (Details) - Senior Debentures Due 2032 - 8.750%	12 Months Ended
Dec. 31, 2025 creditRatingAgency
Disclosure of detailed information about borrowings [line items]
Number of credit rating agencies assigning investments grade ratings	2
Number of specified credit rating agencies	3
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	8.75%